Inventory	6 Months Ended
Jun. 30, 2023
Inventory [Abstract]
Inventory	Inventory
Inventory as of June 30, 2023 and December 31, 2022 consisted of the following:

(in KUSD)	As of June 30, 2023	As of December 31, 2022
Work in process	19,015	18,165
Finished goods	413	399
Total inventory	19,428	18,564

Impairment charges of KUSD 726 and KUSD 872 were recognized and charged to cost of product sales in the unaudited condensed consolidated interim statement of operations during the three and six months ended June 30, 2023, respectively.

For the three and six months ended June 30, 2022, the Company designated certain capitalized pre-approval ZYNLONTA inventory for R&D use and recorded a charge to R&D expenses, which was partially offset by a reversal of previously recorded impairment charges. The net impact of KUSD 436 and KUSD 75 was recorded as an expense to R&D in the Company’s unaudited condensed consolidated interim statement of operation for the three and six months ended June 30, 2022, respectively. The reversal of previously recorded impairment charges is based on the existence of inventory on hand and estimated demand, as well as expiration dating.